Silent Partnerships - Schedule of Continuity of the Company’s Silent Partnerships (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance	$ 1,031,279
Issued during the year
Extinguished during the year	(54,576)
Discount
Accretion	34,891
Interest expense
Effects of currency translation	127,039
Balance	1,138,633
3% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance	606,355
Issued during the year
Extinguished during the year
Discount
Accretion	25,281
Interest expense
Effects of currency translation	77,225
Balance	708,861
3.5% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance	49,435
Issued during the year
Extinguished during the year	(54,576)
Discount
Accretion	2,802
Interest expense
Effects of currency translation	2,339
Balance
8.5% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance	375,489
Issued during the year
Extinguished during the year
Discount
Accretion	6,808
Interest expense
Effects of currency translation	47,475
Balance	$ 429,772